Costs - Detailed Information of Inventory Costs (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details of inventory costs [abstract]
Inventories at beginning of year	$ 27,149	$ 21,808	$ 19,173
Purchases	124,279	65,945	48,833
Production costs	234,340	147,423	127,075
Translation effect	26,514	3,877	4,031
Inventories incorporated by business combination	445
Adjustment for inflation	167
Reclassifications and other movements		(92)
Inventories at end of the year	(53,324)	(27,149)	(21,808)
Total	$ 359,570	$ 211,812	$ 177,304